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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sheffield Asset Management, L.L.C.
                 ----------------------------------
   Address:      900 N. Michigan Avenue, Suite 1100
                 ----------------------------------
                 Chicago, Illinois 60611
                 ----------------------------------

Form 13F File Number: 028-12168
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Amy Rosenow
         -------------------------------
Title:   Chief Operating Officer
         -------------------------------
Phone:   (312) 506-6403
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Amy Rosenow              Chicago, Illinois   August 15, 2011
   -------------------------------    -----------------   ---------------
           [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 19
                                        --------------------

Form 13F Information Table Value Total: 202,943
                                        --------------------
                                            (thousands)

List of Other Included Managers:

None
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                           FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2     COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ---------------------
                                TITLE                  VALUE   SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
      NAME OF ISSUER          OF CLASS       CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE    SHARED  NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ --------- ----
ACCURIDE CORP NEW              COM NEW     00439T206   17,180 1,360,288  SH             OTHER          *            1,360,288
AMERICAN EAGLE OUTFITTERS
 NE                              COM       02553E106    4,162   326,400  SH             OTHER          *              326,400
AEROPOSTALE                      COM       007865108    8,341   476,600  SH             OTHER          *              476,600
CARTER INC                       COM       146229109   29,724   966,330  SH             OTHER          *              966,330
CHILDRENS PL RETAIL
 STORES I                        COM       168905107   12,471   280,300  SH             OTHER          *              280,300
ELECTRONIC ARTS INC             CALL       285512109      653   850,000  SH    CALL     OTHER          *              850,000
GENON ENERGY INC                 COM       37244E107    4,174 1,081,300  SH             OTHER          *            1,081,300
HANESBRANDS INC                  COM       410345102    2,980   104,389  SH             OTHER          *              104,389
MF GLOBAL HLDGS LTD              COM       55277J108    9,045 1,168,577  SH             OTHER          *            1,168,577
MICROSOFT CORP                   COM       594918104   16,931   651,200  SH             OTHER          *              651,200
MINERALS TECHNOLOGIES INC        COM       603158106   19,140   288,737  SH             OTHER          *              288,737
NRG ENERGY INC                 COM NEW     629377508    4,154   169,000  SH             OTHER          *              169,000
OFFICE DEPOT INC                CALL       676220106      506 1,500,000  SH    CALL     OTHER          *            1,500,000
OFFICEMAX INC DEL                COM       67622P101    4,761   606,500  SH             OTHER          *              606,500
PACKAGING CORP AMER              COM       695156109    2,099    75,000  SH             OTHER          *               75,000
PILGRIMS PRIDE CORP NEW          COM       72147K108    2,976   550,000  SH             OTHER          *              550,000
ROCK-TENN CO                    CL A       772739207    8,525   128,500  SH             OTHER          *              128,500

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
SANDERSON FARMS INC              COM       800013104   33,418   699,415  SH             OTHER          *              699,415
STAPLES INC                      COM       855030102   21,702 1,373,527  SH             OTHER          *            1,373,527

*This form is being filed by Sheffield Asset Management, L.L.C. ("SAM"), which serves as General Partner of Sheffield Partners, L.P. and Sheffield Institutional Partners, L.P. and Investment Advisor to Sheffield International Partners Master, Ltd. (collectively, the "Funds") with respect to the shares of common stock directly owned by the Funds. The members of SAM are Brian J. Feltzin and Craig C. Albert.